Acquisitions - Consolidated Pro Forma Financial Information (Detail) - 6 months ended Jun. 30, 2014 - USD ($) $ / shares in Units, $ in Thousands	Total
ALP Maritime Services B.V. [Member]
Business Acquisition [Line Items]
Revenues	$ 500,771
Net income	$ 5,061
Limited partners' interest in net income per common unit: - Basic	$ (0.13)
Limited partners' interest in net income per common unit: - Diluted	$ (0.13)
Logitel Offshore Holding [Member]
Business Acquisition [Line Items]
Revenues	$ 500,636
Net income	$ 4,460
Limited partners' interest in net income per common unit: - Basic	$ (0.14)
Limited partners' interest in net income per common unit: - Diluted	$ (0.14)